Summary of Significant Accounting Policies - Schedule of Exchange Rates Used in Translation (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RMB | Consolidated Statements of Operations and Comprehensive
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.8976	6.8985	6.6174
RMB | Consolidated Balance Sheets
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.5249	6.9762	6.8632
HKD | Consolidated Statements of Operations and Comprehensive
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.7560	7.8346	7.8380
HKD | Consolidated Balance Sheets
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.7530	7.7877	7.8329